Financial Statement Schedule I (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements
Net income	$ 173,316	$ 243,887	$ 45,565
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(75,687)	(32,440)	1,878
Comprehensive income attributable to Canadian Solar Inc.	91,948	205,649	34,775
Other comprehensive income tax	0	0	0
Parent Company
Condensed Financial Statements
Net income	171,861	239,502	31,659
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(79,913)	(33,853)	3,116
Comprehensive income attributable to Canadian Solar Inc.	91,948	205,649	34,775
Other comprehensive income tax	$ 0	$ 0	$ 0